FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis to changes in the consumer price indices of the US economy (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Possible 25%
Financial Instruments and Risks
Percentage change in sensitivity analysis scenario	25.00%
Possible 25% | Commodity price risk
Financial Instruments and Risks
Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	R$ (32,607)
Remote 50%
Financial Instruments and Risks
Percentage change in sensitivity analysis scenario	50.00%
Remote 50% | Commodity price risk
Financial Instruments and Risks
Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	R$ (66,859)
Probable (base value) | Commodity price risk
Financial Instruments and Risks
Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	R$ (80,759)